Siren DIVCON Leaders Dividend ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Number of Shares			Value
COMMON STOCKS 99.5%

		Consumer Discretionary 5.5%
2,977		Lowe's Companies, Inc.	$671,909
3,282		Pool Corp.	1,229,569
1,949		The Home Depot, Inc.	605,437
			2,506,915

		Consumer Staples 2.6%
7,212		Sysco Corp.	535,130
13,540		The Kroger Co.	636,380
			1,171,510

		Energy 4.8%
3,454		Chevron Corp.	543,487
5,484		Marathon Petroleum Corp.	639,434
10,146		Phillips 66	967,726
			2,150,647

		Financials 9.4%
2,024		Aon PLC - Class A	698,685
3,635		Marsh & McLennan Companies, Inc.	683,671
2,978		Mastercard, Inc. - Class A	1,171,247
9,303		Nasdaq, Inc.	463,754
3,047		Visa, Inc. - Class A	723,602
8,359		W. R. Berkley Corp.	497,862
			4,238,821

		Health Care 11.6%
5,763		Abbott Laboratories	628,282
4,121		Agilent Technologies, Inc.	495,550
1,907		Elevance Health, Inc.	847,261
2,331		McKesson Corp.	996,060
1,157		UnitedHealth Group, Inc.	556,100
2,607		West Pharmaceutical Services, Inc.	997,099
4,227		Zoetis, Inc.	727,932
			5,248,284

		Industrials 25.7%
7,634		Amphenol Corp. - Class A	648,508
2,228		Cintas Corp.	1,107,494
6,115		Expeditors International of Washington, Inc.	740,710
11,393		Fastenal Co.	672,073
5,547		J.B. Hunt Transport Services, Inc.	1,004,174
4,841		Nordson Corp.	1,201,439
3,666		Old Dominion Freight Line, Inc.	1,355,504
8,314		Robert Half International, Inc.	625,379
5,703		Snap-on, Inc.	1,643,548
4,932		TE Connectivity Ltd.	691,269
3,249		United Parcel Service, Inc. - Class B	582,383
1,688		W.W. Grainger, Inc.	1,331,140
			11,603,621

		Materials 4.2%
3,165		Linde Plc	1,206,118
4,242		Nucor Corp.	695,603
			1,901,721

		Real Estate 2.4%
8,751		Prologis, Inc.	1,073,135

		Technology 33.3%
3,777		Analog Devices, Inc.	735,797
3,520		Accenture PLC - Class A	1,086,202
4,358		Apple, Inc.	845,321
6,216		Applied Materials, Inc.	898,461
1,927		Broadcom, Inc.	1,671,538
5,328		CDW Corporation of Delaware	977,688
9,978		Cognizant Technology Solutions Corp. - Class A	651,364
20,837		HP, Inc.	639,904
1,531		Intuit, Inc.	701,489
1,697		KLA Corp.	823,079
2,326		Lam Research Corp.	1,495,292
8,889		Microchip Technology, Inc.	796,366
2,488		Microsoft Corp.	847,264
2,728		Monolithic Power Systems, Inc.	1,473,748
1,542		MSCI, Inc.	723,645
3,575		Texas Instruments, Inc.	643,571
			15,010,729

		Total Common Stocks
		(Cost $41,091,370)	44,905,383

MONEY MARKET FUNDS 0.5%
211,246		First American Government Obligations Fund, 5.015% (a)	211,246
		Total Money Market Funds
		(Cost $211,246)	211,246

		Total Investments 100.0%
		(Cost $41,302,616)	45,116,629

		Other Assets in Excess of Liabilities 0.0%	5,621

		TOTAL NET ASSETS 100.0%	$45,122,250

	(a)	7-day net yield at June 30, 2023.

Siren DIVCON Dividend Defender ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Number of Shares			Value
COMMON STOCKS 77.9%
		Consumer Discretionary 4.2%
746		Lowe's Companies, Inc.	$168,372
512		Pool Corp.	191,816
489		The Home Depot, Inc.	151,903
			512,091

		Consumer Staples 2.4%
1,804		Sysco Corp.	133,857
3,386		The Kroger Co.	159,142
			292,999

		Energy 3.6%
864		Chevron Corp.	135,950
1,373		Marathon Petroleum Corp.	160,092
1,505		Phillips 66	143,547
			439,589

		Financials 7.8%
508		Aon PLC - Class A	175,362
911		Marsh & McLennan Companies, Inc.	171,341
462		Mastercard, Inc. - Class A	181,705
2,326		Nasdaq, Inc.	115,951
764		Visa, Inc. - Class A	181,435
2,090		W. R. Berkley Corp.	124,480
			950,274

		Health Care 9.5%
1,434		Abbott Laboratories	156,335
1,105		Agilent Technologies, Inc.	132,876
299		Elevance Health, Inc.	132,843
380		McKesson Corp.	162,378
291		UnitedHealth Group, Inc.	139,866
652		West Pharmaceutical Services, Inc.	249,370
1,056		Zoetis, Inc.	181,854
			1,155,522

		Industrials 20.8%
1,910		Amphenol Corp. - Class A	162,254
353		Cintas Corp.	175,469
1,531		Expeditors International of Washington, Inc.	185,450
3,004		Fastenal Co.	177,206
872		J.B. Hunt Transport Services, Inc.	157,858
714		Nordson Corp.	177,201
583		Old Dominion Freight Line, Inc.	215,564
2,080		Robert Half International, Inc.	156,458
2,033		Snap-on, Inc.	585,891
1,235		TE Connectivity Ltd.	173,097
814		United Parcel Service, Inc. - Class B	145,910
265		W.W. Grainger, Inc.	208,976
			2,521,334

		Materials 2.8%
457		Linde PLC	174,154
1,056		Nucor Corp.	173,163
			347,317

819		Real Estate 1.4%
1,337		Prologis, Inc.	163,956

		Technology 25.4%
946		Analog Devices, Inc.	184,290
547		Accenture PLC - Class A	168,793
1,119		Apple, Inc.	217,052
1,555		Applied Materials, Inc.	224,760
302		Broadcom, Inc.	261,964
819		CDW Corporation of Delaware	150,286
2,495		Cognizant Technology Solutions Corp. - Class A	162,874
5,210		HP, Inc.	159,999
389		Intuit, Inc.	178,236
419		KLA Corp.	203,223
352		Lam Research Corp.	226,287
2,224		Microchip Technology, Inc.	199,248
624		Microsoft Corp.	212,497
426		Monolithic Power Systems, Inc.	230,138
295		MSCI, Inc.	138,440
896		Texas Instruments, Inc.	161,298
			3,079,385

		Total Common Stocks
		(Cost $8,722,006)	9,462,467

MONEY MARKET FUNDS 21.5%
2,603,622		First American Government Obligations Fund, 5.015% (a)	2,603,622
		Total Money Market Funds
		(Cost $2,603,622)	2,603,622

		Total Investments Before Securities Sold Short
		(Cost $11,325,628)	12,066,089

SECURITIES SOLD SHORT
COMMON STOCKS (24.3)%
		Communications (2.6)%
(7,249)		AT&T, Inc.	(115,621)
(5,767)		News Corp. - Class B	(113,725)
(5,685)		Paramount Global - Class B	(90,449)
			(319,795)

		Consumer Discretionary (6.5)%
(2,554)		Bath & Body Works, Inc.	(95,775)
(8,154)		Ford Motor Co.	(123,370)
(3,459)		General Motors Co.	(133,379)
(3,377)		MGM Resorts International	(148,318)
(8,895)		Newell Brands, Inc.	(77,386)
(3,049)		Tapestry, Inc.	(130,497)
(4,200)		VF Corp.	(80,178)
			(788,903)

		Consumer Staples (1.1)%
(3,708)		The Kraft Heinz Co.	(131,634)

		Energy (1.1)%
(3,131)		EQT Corp.	(128,778)

		Financials (2.0)%
(1,236)		Capital One Financial Corp.	(135,181)
(6,590)		Invesco Ltd.	(110,778)
			(245,959)

		Health Care (2.9)%
(4,944)		Organon & Co.	(102,885)
(826)		PerkinElmer, Inc.	(98,121)
(990)		Universal Health Services, Inc. - Class B	(156,192)
			(357,198)

		Industrials (1.5)%
(1,649)		General Electric Co.	(181,143)

		Materials (1.1)%
(3,295)		Freeport-McMoRan, Inc.	(131,800)

		Utilities (5.5)%
(5,026)		CenterPoint Energy, Inc.	(146,508)
(2,142)		Dominion Energy, Inc.	(110,934)
(1,318)		DTE Energy Co.	(145,007)
(3,295)		Exelon Corp.	(134,238)
(4,942)		PPL Corp.	(130,765)
			(667,452)

		Total Securities Sold Short
		[Proceeds $(2,971,061)]	(2,952,662)

		Total Investments 75.1%
		(Cost $8,354,567)	9,113,427

		Other Assets in Excess of Liabilities 24.9%	3,023,023

		TOTAL NET ASSETS 100.0%	$12,136,450

	(a)	7-day net yield at June 30, 2023.

Siren Nasdaq NexGen Economy ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Number of Shares			Value
COMMON STOCKS 97.2%
		Communications 9.4%
9,559		Baidu, Inc. - ADR (a)	$1,308,723
46,916		Digital Garage, Inc. (b)	1,246,910
71,896		GMO Internet, Inc. (b)	1,370,207
3,529		Meta Platforms, Inc. - Class A (a)	1,012,752
1,000		Swisscom AG (b)	623,205
30,455		Tencent Holdings Ltd. (b)	1,288,780
			6,850,577

		Consumer Discretionary 7.9%
14,439		Alibaba Group Holding Ltd. - ADR (a)	1,203,491
32,953		JD.com, Inc. - ADR (a)	1,124,686
76,920		Overstock.com, Inc. (a)	2,505,284
282,275		Rakuten Group, Inc. (b)	976,161
			5,809,622

		Consumer Staples 1.4%
6,460		Walmart, Inc.	1,015,383

		Financials 31.9%
6,906		American Express Co.	1,203,025
22,431		Citigroup, Inc.	1,032,723
36,706		Coinbase Global, Inc. - Class A (a)	2,626,314
42,953		Customers Bancorp, Inc. (a)	1,299,758
4,853		Deutsche Boerse AG (b)	895,487
329,504		Galaxy Digital Holdings Ltd. (a)(b)	1,425,218
9,443		Intercontinental Exchange, Inc.	1,067,814
7,901		JPMorgan Chase & Co.	1,149,121
3,555		Mastercard, Inc. - Class A	1,398,182
20,823		Nasdaq, Inc.	1,038,027
123,921		NU Holdings Ltd. (a)	977,737
19,306		PayPal Holdings, Inc. (a)	1,288,289
29,294		Plus500 Ltd. (b)	545,031
126,826		Robinhood Markets, Inc. - Class A (a)	1,265,723
62,325		SBI Holdings, Inc. (b)	1,195,792
19,388		The Bank of New York Mellon Corp.	863,154
2,045		The Goldman Sachs Group, Inc.	659,594
5,520		Visa, Inc. - Class A	1,310,890
143,495		WisdomTree Investments, Inc.	984,376
411,168		ZhongAn Online P&C Insurance Co. Ltd. (a)(b)	1,117,647
			23,343,902

		Industrials 3.1%
20,338		Hitachi Ltd. (b)	1,253,868
6,254		Siemens AG (b)	1,040,991
			2,294,859

		Technology 43.5%
5,348		Accenture PLC - Class A	1,650,286
10,885		Advanced Micro Devices, Inc. (a)	1,239,910
21,252		Block, Inc. (a)	1,414,746
7,538		Broadridge Financial Solutions, Inc.	1,248,519
498,056		Canaan, Inc. (a)	1,060,859
24,133		Cisco Systems, Inc.	1,248,641
9,561		Fujitsu Ltd. (b)	1,232,106
76,074		Hewlett Packard Enterprise Co.	1,278,043
58,388		Infosys Ltd. - ADR	938,295
11,118		International Business Machines Corp.	1,487,700
178,215		Marathon Digital Holdings, Inc. (a)	2,470,060
16,134		Micron Technology, Inc.	1,018,217
4,311		Microsoft Corp.	1,468,068
9,714		MicroStrategy, Inc. (a)	3,326,268
86,711		NTT Data Corp. (b)	1,206,064
2,400		NVIDIA Corp.	1,015,248
11,045		Oracle Corp.	1,315,349
918		Samsung Electronics Co. Ltd. - GDR 144A (c)	1,272,348
9,579		SAP SE - ADR	1,310,503
13,700		Splunk, Inc. (a)	1,453,433
10,998		Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,109,918
5,782		Texas Instruments, Inc.	1,040,876
432,633		Z Holdings Corp. (b)	1,038,595
			31,844,052
		Total Common Stocks
		(Cost $64,886,903)	71,158,395

MONEY MARKET FUNDS 0.7%
538,353		First American Government Obligations Fund, 5.015% (d)	538,353
		Total Money Market Funds
		(Cost $538,353)	538,353

		Total Investments 97.9%
		(Cost $65,425,256)	71,696,748

		Other Assets in Excess of Liabilities 2.1%	1,541,542

		TOTAL NET ASSETS 100.0%	$73,238,290

	(a)	Non-Income Producing.
	(b)	U.S.-dollar denominated security of a foreign issuer.
	(c)
Security was purchased pursuant to Rule 144 under the securities Act of 1933 and may not be resold subject to the rule except to qualified institutional buyers.
Unless otherwise noted, 144 securities are deemed to be liquid. At June 30, 2023, the net value of these securities amounted to $1,272,348, which represents 1.7% of net assets.

	(d)	7-day net yield at June 30, 2023.
	ADR - American Depositary Receipt
	GDR - Global Depositary Receipt

The net asset value (“NAV”) per share of each Fund is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the NAV per share.

Securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation procedures, which were approved by the Trustees. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ target Index. This may adversely affect a Fund’s ability to track its Target Index.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2023:

Siren DIVCON Leaders Dividend ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(a)	$44,905,383	$-	$-	$44,905,383
Short-Term Investments
Money Market Funds	211,246	-	-	211,246
Total	$45,116,629	$-	$-	$45,116,629

Siren DIVCON Dividend Defender ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Assets
Equity
Common Stocks(a)	$9,462,467	$-	$-	$9,462,467
Short-Term Investments
Money Market Funds	2,603,622	-	-	2,603,622
Total Assets	$12,066,089	$-	$-	$12,066,089

Liabilities
Equity
Common Stocks(a)	$(2,952,662)	$-	$-	$(2,952,662)
Total Liabilities	$(2,952,662)	$-	$-	$(2,952,662)

Siren Nasdaq NexGen Economy ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(a)	$71,158,395	$-	$-	$71,158,395
Short-Term Investments
Money Market Funds	538,353	-	-	538,353
Total	$71,696,748	$-	$-	$71,696,748

(a) See each Fund's Schedule of Investments for breakout by sector classification.

Tax Disclosure - The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the period ended June 30, 2023, the Funds did not incur any interest or penalties.